Supplement dated November 27, 2019
to the Prospectus and Statement of Additional Information (SAI), as supplemented, if applicable, of the following fund
(the Fund):
Fund	Prospectus and SAI Dated
Columbia Funds Variable Insurance Trust
CTIVP ® - AQR Managed Futures Strategy Fund	5/1/2019
Effective December 31, 2019 (the Effective Date), Brian Hurst will no longer serve as a Co-Portfolio Manager of the Fund. Accordingly, on the Effective Date, all references to Mr. Hurst are hereby deleted.
Shareholders should retain this Supplement for future reference.
C-1538-2 A (11/19)